DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Maximum
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Floating rate debt as a percentage of total debt outstanding	25.00%
Foreign Exchange Risk
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Period to hedge a minimum level of foreign currency denominated earnings exposures	5 years
Interest rate contracts - short-term borrowings
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Average swap rate (as a percent)	2.20%
Interest rate contracts - long-term debt
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Average swap rate (as a percent)	3.50%
Amount of future fixed rate term debt issuances	10,547
Equity Price Risk
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Number of forms of stock-based compensation with equity price risk	1